Critical accounting judgments and key sources of estimation uncertainty	12 Months Ended
Dec. 31, 2025
Critical accounting judgments and key sources of estimation uncertainty
Critical accounting judgments and key sources of estimation uncertainty

4. Critical accounting judgments and key sources of estimation uncertainty

In the application of the accounting policies, we are required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

Our estimates and assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revisions and future periods if the revision affects both current and future periods.

The following are the critical judgments that we have made in the process of applying the accounting policies and the key sources of estimation that have the most significant effect on the amounts recognized in the consolidated financial statements presented elsewhere in this annual report.

Critical judgments in applying accounting policies

Revenue recognition in relation to the collaboration agreement with Gilead

As described above in note 2 on “Gilead collaboration agreement”, we entered into the OLCA with Gilead on July 14, 2019. In accordance with IFRS 15, a significant portion of the consideration received by us under the OLCA was allocated to the performance obligation (PO) representing the exclusive right of Gilead to access our R&D platform and to license and collaborate with respect to each of our programs having completed Phase 2 clinical trial (the “OLCA Access & Option Right”). As the PO in relation to the OLCA Access & Option Right shall be performed over time during the OLCA term of ten years, the allocated amount was initially recognized as a “contract liability” in the statement of financial position and released as revenue in the income statement on a straight-line basis over ten years.

As detailed above in note 2, the following amendments and other events occurred in 2025:

-On January 7, 2025, Gilead waived its rights under the OLCA to all of our small molecule R&D activities and programs;

-On July 23, 2025, we and Gilead signed a royalty and waiver agreement for the cell therapy activities that amends the OLCA;

-On October 21, 2025, we announced our intention to wind down our cell therapy activities, which intention was confirmed on January 5, 2026 following the completion of the works council consultation process.

Following the 2025 OLCA amendments and other events as described above, we have no internal program as at December 31, 2025 on which Gilead could exercise the OLCA Access & Option Right other than those subject to the wind-down, and there is no ongoing R&D activity that could result in any new internal program on which the OLCA Access & Option Right could become applicable during the remaining term of the OLCA

Although the OLCA Access & Option Right could also apply to any program acquired by us in the future, such an acquisition transaction (whether through license, merger, acquisition, reorganization, consolidation or combination or any other transaction) is a sovereign decision to be taken by the Board of Directors, which includes Independent Directors that together cast a minority. Also considering that the upfront fee received by us under the OLCA is non-refundable and that the OLCA does not impose an obligation for us to carry out acquisitions, the OLCA Access & Option Right of Gilead does not represent - from an accounting point of view with respect to acquired programs – an enforceable (performance) obligation as it does not exist independently from our future sovereign actions and decisions.

In addition, it was made clear as part of the contemplated separation project announced early 2025 that if we desire to acquire rights to any programs or assets during the remaining term of the OLCA, Gilead shall negotiate in good faith with us an amendment to the OLCA designed to achieve positive value to us and all of our shareholders with respect to such programs and assets. On that basis, it is understood that any future acquisition decision by us would not be taken (namely by the independent Directors) without the prior amendment of the OLCA in such a way that it achieves positive value to us and all of our shareholders. In other words, our governance is such that the exercise price of the OLCA Option Right – and other terms and conditions of the OLCA – on any acquired program will be aligned with the market-based value of the resulting license granted to Gilead (instead of the fixed opt-in price of $150 million set in the original OLCA), otherwise such an acquisition transaction is not expected to be approved by the Board and the OLCA Access & Option Right remains not applicable.

Based on the above considerations and although the amended OLCA is still contractually effective at December 31, 2025, our management is of the view that following the 2025 OLCA amendments and other events, there is no enforceable performance obligation left under the amended OLCA that would justify a “contract liability” (as defined under IFRS 15) to be maintained at December 31, 2025, including with respect to the OLCA Access & Option Right for both internal programs and any program that would be acquired in the future during the remaining term of the OLCA.

Consequently, the contract liability of €1,069.0 million reported by us as of December 31, 2024 with respect to the OLCA was derecognized and released as revenue in 2025. Accordingly, the carrying amount of incremental costs to obtain the original OLCA that were capitalized as contract costs (intangible assets) in accordance with IFRS 15 (i.e., €7 million at closing 2024) is impaired in profit or loss as a general and administrative expense.

Key sources of estimation uncertainty

The following are the key sources of estimation uncertainty that have the most significant effect on the amounts recognized in our consolidated financial statements for the year ended December 31, 2025.

Transfer Jyseleca® business to Alfasigma – Determination of the fair value of the contingent earn-outs

The contingent consideration included in the total consideration for the sale of the Jyseleca® business to Alfasigma was recorded at fair value at the completion date (January 31, 2024) and is updated at each reporting date. The fair value is based on our best estimate of the expected earn-outs and sales milestones in the future, considering probability adjusted sales forecasts of Jyseleca® discounted using an appropriate discount rate. The fair value is reviewed at each reporting date and any changes are reflected in our consolidated income statement, in the line 'Net profit from discontinued operations, net of tax'.

Determination of fair value of equity instruments

As there is no active market for any of our equity instruments and most of the companies we invest in are early stage R&D organizations, we establish the fair value by using other valuation techniques. The fair value is estimated by management based on the cost of investment and adjusted as necessary for impairment and revaluations with reference to relevant available information and recent financing rounds. The inputs used are categorized as Level 3 inputs.

We refer to note 16 for more information about the equity investments.

Determination of fair value of convertible loan receivable

As there is no active market for the convertible loan and no reference share value is readily available of Onco3R, which is a privately-held early-stage R&D organization, we have established the fair value by using other valuation techniques. The fair value has been determined mainly by reference to the initial transaction price and adjusted as necessary for impairment and revaluations with reference to capitalized interests, relevant available information and recent financing rounds.

Determination of restructuring provision

The restructuring provision recognized as a result of the strategic reorganization resulting in the restructuring of the small molecules activities and wind down of the cell therapy activities is subject to estimation uncertainty primarily concerning the estimated amounts of contract provisions for early termination of contracts. The provision has been measured based on the total amount of open purchase commitments that will be undelivered and contractual penalty clauses. The final settlement amounts remain uncertain due to several factors: (i) actual timing of contract terminations during 2026, (ii) actual timing to execute the wind-down, and (iii) ongoing negotiations with collaboration partners and suppliers. Management estimated the provision based on the most likely outcome of these negotiations and expected timing of implementation. We refer to note 28 for more information on the restructuring provision.

Impairment of goodwill, intangible assets and property, plant and equipment

Determining whether goodwill, intangible assets and property, plant and equipment are subject to impairment requires an estimate of the recoverable amount of the CGU to which the goodwill, intangible assets and property, plant and equipment have been allocated. Our previously announced strategic alternatives process for the cell therapy activities was an impairment indicator, so we assessed the cell therapy activities associated assets’ recoverable amount in accordance with IAS 36. The recoverable amount was estimated to be lower than the assets’ carrying value. As a result, we recognized an impairment loss of €228.1 million during the year ended December 31, 2025, thereby aligning the cell therapy assets’ book value with our strategic intention to wind down the cell therapy activities, which resulted in a full impairment of both the associated goodwill and intangible assets and a partial impairment of property, plant and equipment.

We refer to note 13 for more information about the goodwill and impairment of goodwill, to note 14 for more information about the intangible assets and to note 15 for more information about the property, plant and equipment.

Contingent consideration

The contingent consideration included in the consideration payable for the acquisition of CellPoint was recorded at fair value at the date of acquisition and is updated at each reporting date. The carrying amount at December 31, 2024 amounted to €20.6 million. As consequence of the wind-down decision in 2025 of the cell therapy activities, the fair value of the contingent consideration at December 31, 2025, is estimated to be nil. The change in fair value is reflected in our consolidated income statement, in the line ‘other operating income’.

We refer to note 27 for more information about the contingent consideration payable for the acquisition of CellPoint.